Income Taxes - Schedule of Deferred Income Tax Assets and (liabilities) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Loss carryforwards	$ 1,193,000	$ 849,000
Accrued employment expenses	381,000	342,000
Deferred revenues	225,000	295,000
Doubtful accounts	74,000	70,000
Gross deferred tax asset	2,240,000	1,926,000
Less: valuation allowance	2,240,000	1,926,000
Net deferred tax asset
Photomedex, Inc. [Member]
Loss carryforwards	30,770,000	22,640,000
AMT credits	112,000	112,000
Foreign tax credits	12,308,000	12,308,000
Accrued employment expenses	2,652,000	2,290,000
Amortization and write-offs	1,299,000	1,282,000
Capitalized R&D costs	1,342,000	1,951,000
Deferred revenues	6,263,000	6,262,000
Depreciation	1,224,000	1,216,000
Doubtful accounts	225,000	4,838,000
Inventory reserves	459,000	413,000
Tax on undistributed earnings	(517,000)	(517,000)
Other accruals and reserves	602,000	642,000
Return allowances	456,000	1,928,000
Gross deferred tax asset	57,195,000	55,365,000
Less: valuation allowance	(57,195,000)	(54,901,000)
Net deferred tax asset		464,000
Among current assets		470,000
Among other non-current liabilities		$ (6,000)